Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2018	Mar. 31, 2017
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 16,657	¥ 17,970
Securities lending transactions	[1]	1,833	1,919
Japanese government bonds and Japanese local government bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,358	1,127
Securities lending transactions		592	1,152
Foreign government bonds and foreign agency mortgage-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		14,426	15,782
Securities lending transactions		303	375
Commercial Paper and Corporate Bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		328	294
Securities lending transactions		48	47
Equity Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		406	578
Securities lending transactions		869	320
Other securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		139	189
Securities lending transactions		¥ 21	¥ 25

[1]	Amounts exceeded the gross amounts recognized in Note 29 "Offsetting of financial assets and financial liabilities" by ¥985 billion and ¥1,345 billion, at March 31, 2017 and 2018, respectively, which excluded the amounts relating to master netting agreements or similar agreements where the MHFG Group did not have the legal right of set-off or where uncertainty exists as to the enforceability.